FINANCE COSTS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
Financing costs, net

For the years ended December 31	2019	2018
Interest[1]	$435	$452
Amortization of debt issue costs	2	5
Amortization of discount (premium)	(1)	(1)
Interest on lease liabilities	6	—
Gain on interest rate hedges	(6)	(3)
Interest capitalized[2]	(14)	(9)
Accretion	75	87
Loss on debt extinguishment[3]	3	29
Finance income	(31)	(15)
Total	$469	$545

[1]	Interest in the consolidated statements of cash flow is presented on a cash basis. In 2019, cash interest paid was $333 million (2018: $350 million).

[2]	For the year ended December 31, 2019, the general capitalization rate was 6.30% (2018: 6.10%).

[3]	2018 loss arose from a make-whole repurchase of the outstanding principal on the 4.40% notes due 2021.